Derivative Instruments and Hedging Activities - Effective Portion of Gains (Losses) on Interest Rate Swap Agreements (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Derivative [Line Items]
Amount of Gain Reclassified from Accumulated OCI to Interest Expense (effective portion) $	$ 152
Interest Expense
Derivative [Line Items]
Amount of Loss Recognized in OCI (i) $	2,128
Ineffective portion	$ 740